SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 09, 2015	Jan. 12, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Number of Options
Options outstanding			6,765,117
Granted	12,569,166	6,274,166	0	0	0	8,134,375
Exercised			(4,916,850)
Options outstanding			1,848,267	6,765,117
Options vested or expected to vest			20,207,103
Options exercisable			1,847,659
Weighted Average Exercise Price
Options outstanding			$ 0.56
Granted			0
Exercised	$ 0.59	$ 0.87	0.54
Options outstanding			0.59	$ 0.56
Options vested or expected to vest			0.47
Options exercisable			$ 0.59
Weighted Average Remaining Contract Life
Options outstanding			3 years 8 months 26 days
Options vested or expected to vest			2 years 4 months 24 days
Options exercisable			3 years 8 months 26 days
Aggregate Intrinsic Value
Options outstanding			$ 20,104
Options vested or expected to vest			222,373
Options exercisable			$ 20,097